GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill	$ 15,479	[1]	$ 8,585
Dealer software and technology services operations
Disclosure of operating segments [line items]
Goodwill	4,580		0
Engineered components manufacturing
Disclosure of operating segments [line items]
Goodwill	1,765		1,521
Advanced energy storage operations
Disclosure of operating segments [line items]
Goodwill	1,702		1,771
Modular building leasing services operations
Disclosure of operating segments [line items]
Goodwill	1,674		1,683
Healthcare services operations
Disclosure of operating segments [line items]
Goodwill	1,310		1,397
Lottery services operations
Disclosure of operating segments [line items]
Goodwill	1,197		0
Other operations
Disclosure of operating segments [line items]
Goodwill	$ 3,251		$ 2,213

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.